Annual Total Returns - BLACKROCK GLOBAL ALLOCATION FUND, INC. (Class K) [BarChart] - Class K - BLACKROCK GLOBAL ALLOCATION FUND, INC. - Class K	Feb. 26, 2021
Bar Chart Table:
Annual Return 2011	(3.43%)
Annual Return 2012	10.33%
Annual Return 2013	14.71%
Annual Return 2014	2.15%
Annual Return 2015	(0.83%)
Annual Return 2016	4.13%
Annual Return 2017	13.70%
Annual Return 2018	(7.30%)
Annual Return 2019	17.59%
Annual Return 2020	21.27%